EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2010-3

Class A-1 0.35665% Asset Backed Notes

Class A-2 0.93% Asset Backed Notes

Class A-3 1.20% Asset Backed Notes

Class B 2.05% Asset Backed Notes

Class C 3.06% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2010-3, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and U.S. Bank, N.A., as Indenture Trustee, dated as of November 24, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

September 30,
Collection Period Beginning:	01/01/2012
Collection Period Ending:	01/31/2012
Prev. Distribution/Close Date:	01/17/2012
Distribution Date:	2/15/2012
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	15

	September 30,	September 30,	September 30,	September 30,
Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	102,545	10/31/2010	11/24/2010	1,142,876,696.25

Total	102,545			1,142,876,696.25

xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx
I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance								{1}	668,432,688.35

Monthly principal amounts
{2} Scheduled payments							{2}	13,663,909.30
{3} Prepayments received (partial and full)							{3}	7,004,908.33
{4} Repurchased Receivables							{4}	79,438.34
{5} Defaulted Receivables							{5}	7,417,151.96
{6} Cram Down Losses							{6}	25,025.20
{7} Other Receivables adjustments							{7}	—

{8} Total Principal distributable amount								{8}	28,190,433.13

{9} End of period aggregate Principal Balance								{9}	640,242,255.22

{10} Pool Factor ({9}/ Original Pool Balance)								{10}	0.560202

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Total
{11} Original Note Balance			{11}	334,700,000.00	209,200,000.00	96,100,000.00	94,300,000.00	165,700,000.00	900,000,000.00

{12} Beginning of period Note Balance			{12}	—	83,394,492.59	96,100,000.00	94,300,000.00	165,700,000.00	439,494,492.59
{13} First Allocation of Principal			{13}	—	—	—	—	—	—
{14} Second Allocation of Principal			{14}	—	—	—	—	—	—
{15} Third Allocation of Principal			{15}	—	—	—	—	—	—
{16} Regular Allocation of Principal			{16}	—	18,535,209.78	—	—	—	18,535,209.78
{17} Optional Purchase payment amount			{17}	—	—	—	—	—	—
{18} End of period Note Balance			{18}	—	64,859,282.81	96,100,000.00	94,300,000.00	165,700,000.00	420,959,282.81
{19} Note Pool Factors			{19}	—	0.310035	1.000000	1.000000	1.000000	0.467733
{20} Principal payment per $1,000			{20}	—	222.26	—	—	—	42.17

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{21} Scheduled principal payments received							{21}	13,663,909.30
{22} Partial and full prepayments received							{22}	7,004,908.33
{23} Liquidation Proceeds							{23}	3,432,866.35
{24} Repurchased Receivables (principal and interest)							{24}	109,582.01
{25} Interest collected on Receivables							{25}	9,268,339.21
{26} Other amounts received							{26}	401,625.78
{27} Reserve Account Excess Amount							{27}	—
{28} Reserve Account Draw Amount							{28}	—

{29} Total Available Funds								{29}	33,881,230.98

Distributions
{30} Indenture Trustee Fee							{30}	—
{31} Owner Trustee Fee							{31}	—

Servicing Fee

	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx
	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{32}	1,671,081.72	—	—	1,671,081.72			{32} 1,671,081.72

000000	000000	000000	000000	000000	000000	000000	000000	000000	000000
Class A Accrued Note Interest

Class		Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{33} Class A-1		—	0.35665%	29	Actual/360	—	{33}	—
{34} Class A-2		83,394,492.59	0.93%	30	30/360	64,630.73	{34}	64,630.73
{35} Class A-3		96,100,000.00	1.20%	30	30/360	96,100.00	{35}	96,100.00

Class A Accrued Note Interest

Class		Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{36} Class A-1		—	—	—			{36}	—
{37} Class A-2		—	—	—			{37}	—
{38} Class A-3		—	—	—			{38}	—

{39} First Allocation of Principal							{39}	—

Class B Accrued Note Interest

Class		Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{40} Class B		94,300,000.00	2.05%	30	30/360	161,095.83	{33}	161,095.83

Class B Accrued Note Interest

Class		Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41} Class B		—	—	—			{41}	—

{42} Second Allocation of Principal							{42}	—

Class C Accrued Note Interest

Class		Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43} Class C		165,700,000.00	3.06%	30	30/360	422,535.00	{33}	422,535.00

Class C Accrued Note Interest

Class		Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44} Class C		—	—	—			{44}	—

{45} Third Allocation of Principal							{45}	—
{46} Reserve Account deposit							{46}	—
{47} Regular Allocation of Principal							{47}	18,535,209.78
{48} Other amounts due to Trustees							{48}	—
{49} Distribution to Residual Interestholder							{49}	12,930,577.92

{50} Total Distribution Amount								{50}	33,881,230.98

IV. RECONCILIATION OF RESERVE ACCOUNT

{51} Beginning of period Reserve Account balance							{51}	22,857,533.93
{52} Deposit to Reserve Account							{52}	—
{53} Release from Reserve Account							{53}	—

{54} End of period Reserve Account balance								{54}	22,857,533.93

{55} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)								{55}	22,857,533.93
{56} Change in Reserve Account balance from prior period								{56}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{57} (i) 34.25% of the Principal Balance of the Receivables at the end of the Collection Period and								{57}	219,282,972.41
{58} (ii) 3.40% of the Principal Balance of the Receivables as of the Cut-off Date								{58}	38,857,807.67

{59} Cumulative Net Loss Trigger								{59}	No
{60} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger								{60}	283,307,197.93

{61} End of period Principal Balance of the Receivables							{61}	640,242,255.22
{62} End of period Note Balance							{62}	420,959,282.81
{63} Overcollateralization amount at the end of the Collection Period								{63}	219,282,972.41
{64} Overcollateralization % at the end of the Collection Period								{64}	34.25%

VI. STATISTICAL DATA

							Original	Previous	Current
{65} Principal Balance of the Receivables						{65}	1,142,876,696.25	668,432,688.35	640,242,255.22
{66} Weighted average coupon of the Receivables						{66}	17.00%	17.27%	17.28%
{67} Weighted average original term of the Receivables						{67}	68.84	68.99	69.01
{68} Weighted average remaining term of the Receivables						{68}	50.82	46.12	45.80
{69} Number of Receivables						{69}	102,545	63,934	60,833

VII. DELINQUENCY

							Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{70} 31-60 days						{70}	7,176	67,237,613.67	10.50%
{71} 61-90 days						{71}	2,606	22,247,777.75	3.47%
{72} over 90 days						{72}	1,070	9,300,039.40	1.45%
{73} Total						{73}	10,852	98,785,430.82	15.43%

000000	000000	000000	000000	000000	000000	000000	000000	000000	000000	000000

VIII. REPOSSESSION INVENTORY
							Units	Dollars
{74} Beginning of period Repossessed Inventory						{74}	555	6,585,014.36
{75} Vehicles Repossessed in current period						{75}	684	7,791,475.61
{76} Repossessed vehicles sold in current period						{76}	513	6,088,193.47
{77} Repossessed vehicles reinstated in current period						{77}	163	1,516,312.07
{78} Repossessed vehicle adjustment in current period						{78}	—	1,184.31
{79} End of period Repossessed Inventory						{79}	563	6,770,800.12

September 30,	September 30,	September 30,	September 30,	September 30,
IX. CUMULATIVE NET LOSS RATIO

{80} Receivables becoming Defaulted Receivables during period			{80}	7,417,151.96
{81} Cram Down Losses occurring during period			{81}	25,025.20
{82} Liquidation Proceeds collected during period			{82}	2,093,950.71
{83} Net losses during period			{83}	4,018,237.36

{84} Net losses since Cut-off Date (end of period)			{84}	45,332,218.62
{85} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{85}	3.97%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2010-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 1, 2012 to January 31, 2012

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain
Name: Mark McCastlain
Title: Vice President Date: February 7, 2012